Deferred Revenue Rebate - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Fracturing services, period	78 months
Capital expenditures	$ 13,000,000	$ 62,517,000	$ 11,843,000	$ 206,328,000	$ 21,894,000	$ 46,008,240	$ 71,676,645
Deferred revenue	$ 12,000,000
Amortization of deferred revenue rebate				$ 1,385,000	$ 1,385,000	$ 1,846,251	$ 1,846,251
Equipment financing | Note payable
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	12.00%
Debt instrument, face amount	$ 25,000,000